GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 122.9% †
U.S. Treasuries – 46.6%
U.S. Treasury Bills
1.91%	10/22/19	$200,000,000	$199,790,730	(a	)
2.03%	10/08/19	125,000,000	124,957,465	(a	)
2.18%	10/03/19	190,000,000	189,982,716	(a	)
U.S. Treasury Bonds
2.25%	08/15/46	14,668,000	15,041,576	(b	)
3.00%	08/15/48	72,490,400	86,206,943	(b	)
U.S. Treasury Notes
1.38%	12/15/19	83,874,600	83,786,138	(b	)
1.50%	11/30/19	78,139,500	78,078,454	(b	)
1.63%	02/15/26	60,698,600	60,727,052	(b	)
2.25%	03/31/20	46,500,000	46,583,555	(b	)
2.50%	01/31/24	62,251,600	64,663,849	(b	)
2.63%	02/15/29	11,842,000	12,818,965	(b	)
			962,637,443
Agency Mortgage Backed – 37.9%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	60,413,327	62,126,486	(b	)
4.05%	09/25/28	2,313,000	2,646,645	(b,c	)
4.50%	06/01/33 - 02/01/35	78,948	83,929	(b	)
5.00%	07/01/35	659,614	726,094	(b	)
5.50%	05/01/20 - 04/01/39	1,174,089	1,324,305	(b	)
6.00%	06/01/33 - 11/01/37	2,379,058	2,731,337	(b	)
6.50%	07/01/29	16,340	17,310	(b	)
7.00%	01/01/27 - 08/01/36	518,384	598,459	(b	)
7.50%	01/01/28 - 09/01/33	35,381	38,419	(b	)
8.00%	11/01/30	3,001	3,414	(b	)
8.50%	04/01/30	6,221	8,011	(b	)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	28,313,947	29,746,642	(b	)
4.00%	01/01/41 - 10/01/47	52,981,570	55,743,024	(b	)
4.50%	10/01/19 - 02/01/40	6,030,615	6,532,760	(b	)
5.00%	07/01/20 - 05/01/39	2,021,633	2,226,238	(b	)
5.50%	06/01/20 - 01/01/39	6,532,056	7,367,892	(b	)
6.00%	02/01/20 - 05/01/41	11,065,416	12,705,997	(b	)
6.50%	05/01/21 - 08/01/36	446,991	490,361	(b	)
7.00%	10/01/32 - 02/01/34	42,655	45,994	(b	)
7.50%	11/01/22 - 03/01/33	223,092	249,904	(b	)
8.00%	06/01/24 - 10/01/31	88,333	96,201	(b	)
8.50%	04/01/30	17,338	20,970	(b	)
9.00%	06/01/21 - 12/01/22	10,128	10,466	(b	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	16,662	17,138	(b,c	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	90,587,000	91,366,954	(d	)
3.00%	TBA	32,558,291	33,272,294	(d	)
3.50%	TBA	89,583,000	91,870,054	(d	)
4.00%	TBA	236,673,331	246,140,169	(d	)
4.50%	TBA	14,087,000	14,829,667	(d	)
Government National Mortgage Assoc.
3.00%	12/20/42	42,228,271	43,655,740	(b	)
4.00%	01/20/41 - 04/20/43	12,255,255	13,038,311	(b	)
4.50%	08/15/33 - 03/20/41	4,973,214	5,341,967	(b	)
5.00%	08/15/33	258,621	284,811	(b	)
6.00%	04/15/27 - 09/15/36	717,451	816,593	(b	)
6.50%	01/15/24 - 09/15/36	589,311	646,192	(b	)
7.00%	03/15/26 - 10/15/36	336,425	373,465	(b	)
7.50%	11/15/22 - 11/15/31	116,383	121,923	(b	)
8.00%	12/15/29 - 05/15/30	1,210	1,315	(b	)
9.00%	12/15/19 - 12/15/21	3,951	4,083	(b	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.75%	08/20/23 - 09/20/24	2,081	2,100	(b,c	)
3.88%	04/20/24	1,125	1,141	(b,c	)
4.00%	01/20/24 - 03/20/24	1,475	1,494	(b,c	)
4.13%	11/20/21 - 10/20/25	5,396	5,450	(b,c	)

		Principal Amount	Fair Value
Government National Mortgage Assoc. TBA
4.00%	TBA	$16,590,000	$17,251,111	(d	)
4.50%	TBA	37,771,000	39,468,429	(d	)
			784,051,259
Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	5,275,347	13,870	(b,c,e	)
2.51%	07/25/29	6,504,000	6,694,052
3.77%	12/25/28	4,239,000	4,762,784	(b	)
4.06%	10/25/28	7,899,000	9,032,444	(b,c	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	1,781,656	82,021	(b,e	)
5.50%	06/15/33	220,323	41,844	(b,e	)
7.50%	07/15/27	9,814	1,509	(b,e	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.57%	08/15/25	626,331	27,518	(b,c,e	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	6,143	5,684	(a,b,f	)
8.00%	02/01/23 - 07/01/24	16,940	2,093	(b,e	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	579	576	(a,b,f	)
1.09%	12/25/42	759,268	27,638	(b,c,e	)
5.00%	02/25/40 - 09/25/40	847,798	95,420	(b,e	)
8.00%	05/25/22	11	53	(b,e	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.55%	07/25/38	286,999	41,404	(b,c,e	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	206,503	179,052	(a,b,f	)
4.50%	08/25/35 - 01/25/36	521,586	83,133	(b,e	)
5.00%	03/25/38 - 05/25/38	284,924	48,578	(b,e	)
5.50%	12/25/33	80,196	16,240	(b,e	)
6.00%	01/25/35	310,822	62,386	(b,e	)
7.50%	11/25/23	54,327	5,642	(b,e	)
8.00%	08/25/23 - 07/25/24	35,131	4,482	(b,e	)
8.50%	07/25/22	6,997	471	(b,e	)
9.00%	05/25/22	5,388	320	(b,e	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	486,964	13,681	(b,e	)
5.00%	09/20/38	78,857	759	(b,e	)
			21,243,654
Asset Backed – 3.3%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
2.26%	04/15/24	10,973,000	10,974,653	(c	)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	10,554,124	10,564,308	(b	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,420,178	(b	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	11,065,000	11,346,470	(b	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,795,253	(b	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	3,019,379	(b,g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	596,389	596,389	(b,h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	12,187,000	12,180,519	(b	)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	4,214,000	4,323,468	(b,g	)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.32%	02/25/36	30,690	30,487	(b,c,g	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	3,390,000	3,424,564	(b	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,425,656	(b,g	)
			68,101,324
Corporate Notes – 29.7%
3M Co.
3.13%	09/19/46	1,233,000	1,196,700
Abbott Laboratories
3.75%	11/30/26	580,000	631,272	(b	)
4.90%	11/30/46	753,000	970,323	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
AbbVie Inc.
3.20%	05/14/26	$715,000	$727,427	(b	)
4.45%	05/14/46	663,000	685,873	(b	)
4.70%	05/14/45	253,000	270,454	(b	)
4.88%	11/14/48	242,000	266,955	(b	)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	995,000	1,027,606	(b	)
Aetna Inc.
3.50%	11/15/24	640,000	666,950	(b	)
Aflac Inc.
4.00%	10/15/46	217,000	234,173	(b	)
Air Liquide Finance S.A.
2.25%	09/10/29	1,123,000	1,107,267	(b,g	)
Aircastle Ltd.
4.25%	06/15/26	1,391,000	1,427,375	(b	)
Alcon Finance Corp.
2.75%	09/23/26	1,512,000	1,525,684	(g	)
3.00%	09/23/29	793,000	803,214	(g	)
3.80%	09/23/49	793,000	831,643	(g	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	433,000	501,951	(b	)
Alibaba Group Holding Ltd.
3.40%	12/06/27	300,000	311,763	(b	)
4.00%	12/06/37	450,000	491,148	(b	)
4.20%	12/06/47	339,000	383,321	(b	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,127,000	1,135,689	(b,g	)
Allegion PLC
3.50%	10/01/29	815,000	824,275	(b	)
Allergan Finance LLC
3.25%	10/01/22	839,000	856,896	(b	)
4.63%	10/01/42	129,000	134,512	(b	)
Allergan Funding SCS
3.00%	03/12/20	1,625,000	1,629,176	(b	)
3.45%	03/15/22	640,000	656,006	(b	)
Allergan Sales LLC
5.00%	12/15/21	1,837,000	1,929,126	(b,g	)
Altria Group Inc.
2.95%	05/02/23	513,000	520,403	(b	)
3.80%	02/14/24	448,000	468,402	(b	)
4.25%	08/09/42	96,000	93,003	(b	)
4.50%	05/02/43	330,000	329,129	(b	)
4.80%	02/14/29	993,000	1,085,230	(b	)
5.95%	02/14/49	586,000	688,614	(b	)
Amazon.com Inc.
2.80%	08/22/24	409,000	425,266	(b	)
3.15%	08/22/27	386,000	410,368	(b	)
3.88%	08/22/37	341,000	391,806	(b	)
4.05%	08/22/47	342,000	411,382	(b	)
4.25%	08/22/57	418,000	519,679	(b	)
Ameren Corp.
2.50%	09/15/24	1,855,000	1,865,648	(b	)
3.65%	02/15/26	444,000	466,981	(b	)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,504,183	(b	)
4.38%	04/22/49	800,000	922,680	(b	)
5.00%	03/30/20	718,000	727,269	(b	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	372,000	397,958	(b	)
American Express Co.
3.00%	10/30/24	1,077,000	1,112,175	(b	)
American International Group Inc.
4.25%	03/15/29	751,000	822,848	(b	)
4.50%	07/16/44	717,000	797,641	(b	)
6.40%	12/15/20	546,000	573,562	(b	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	217,000	231,565	(b,c	)
American Tower Corp.
3.38%	10/15/26	237,000	246,561	(b	)
3.70%	10/15/49	3,266,000	3,256,561
3.80%	08/15/29	910,000	970,843	(b	)
4.40%	02/15/26	869,000	952,320	(b	)

		Principal Amount	Fair Value
American Water Capital Corp.
2.95%	09/01/27	$667,000	$683,402	(b	)
Amgen Inc.
2.65%	05/11/22	1,202,000	1,217,085	(b	)
3.20%	11/02/27	518,000	541,201	(b	)
4.56%	06/15/48	608,000	701,760	(b	)
4.66%	06/15/51	253,000	294,674	(b	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	1,180,000	1,264,795	(b	)
4.70%	02/01/36	375,000	432,383	(b	)
4.90%	02/01/46	818,000	975,964	(b	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	268,000	295,513	(b	)
4.38%	04/15/38	1,307,000	1,469,708	(b	)
4.60%	04/15/48	471,000	541,918	(b	)
4.75%	04/15/58	370,000	433,192	(b	)
5.55%	01/23/49	1,303,000	1,703,868	(b	)
Anthem Inc.
3.30%	01/15/23	598,000	617,280	(b	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,198,421	(b,g	)
Apache Corp.
4.38%	10/15/28	283,000	290,975	(b	)
5.10%	09/01/40	402,000	402,736	(b	)
Apple Inc.
2.20%	09/11/29	1,635,000	1,608,595	(b	)
2.85%	05/11/24	724,000	750,947	(b	)
2.95%	09/11/49	545,000	534,749	(b	)
3.35%	02/09/27	400,000	427,956	(b	)
3.45%	02/09/45	1,386,000	1,470,698	(b	)
3.85%	08/04/46	1,248,000	1,408,393	(b	)
Applied Materials Inc.
4.35%	04/01/47	471,000	574,403	(b	)
Aptiv PLC
4.40%	10/01/46	564,000	563,030	(b	)
ArcelorMittal
3.60%	07/16/24	1,077,000	1,088,772	(b	)
4.25%	07/16/29	450,000	457,610	(b	)
6.75%	03/01/41	230,000	271,340	(b	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	486,000	491,239	(b	)
Ascension Health
4.85%	11/15/53	649,000	878,324	(b	)
AstraZeneca PLC
3.50%	08/17/23	571,000	596,958	(b	)
4.00%	01/17/29	378,000	420,695	(b	)
4.38%	08/17/48	203,000	240,860	(b	)
AT&T Inc.
4.35%	03/01/29	1,603,000	1,772,678	(b	)
4.45%	04/01/24	563,000	609,279	(b	)
4.50%	05/15/35	856,000	937,816	(b	)
4.55%	03/09/49	462,000	499,297	(b	)
4.75%	05/15/46	274,000	304,474	(b	)
4.80%	06/15/44	578,000	640,540	(b	)
4.85%	03/01/39	1,115,000	1,263,964	(b	)
5.15%	11/15/46	150,000	173,837	(b	)
5.25%	03/01/37	579,000	680,800	(b	)
5.35%	12/15/43	626,000	737,697	(b	)
5.45%	03/01/47	1,002,000	1,209,394	(b	)
Athene Holding Ltd.
4.13%	01/12/28	626,000	643,484	(b	)
Avangrid Inc.
3.15%	12/01/24	1,101,000	1,136,408	(b	)
Baidu Inc.
2.88%	07/06/22	911,000	916,475	(b	)
Bank of America Corp.
3.25%	10/21/27	355,000	369,296	(b	)
3.95%	04/21/25	692,000	733,098	(b	)
4.18%	11/25/27	1,209,000	1,300,183	(b	)
4.25%	10/22/26	1,194,000	1,292,266	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	$675,000	$688,311	(b,c	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	513,000	533,576	(b,c	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	837,000	873,217	(b,c	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	1,896,000	1,976,371	(b,c	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	374,000	418,211	(b,c	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,041,000	1,190,706	(b,c	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	367,000	408,159	(b,c	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	479,000	564,018	(b,c	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	515,000	612,222	(b,c	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,447,000	1,525,702	(b,c	)
Barclays PLC
4.38%	01/12/26	911,000	963,847	(b	)
4.84%	05/09/28	478,000	498,564	(b	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	776,433	(b,c	)
Barrick North America Finance LLC
5.70%	05/30/41	137,000	172,790	(b	)
BAT Capital Corp.
2.76%	08/15/22	848,000	855,412	(b	)
3.56%	08/15/27	542,000	545,756	(b	)
4.39%	08/15/37	910,000	881,845	(b	)
4.54%	08/15/47	409,000	392,391	(b	)
Bayer US Finance II LLC
3.50%	06/25/21	1,803,000	1,837,618	(b,g	)
3.88%	12/15/23	608,000	634,977	(b,g	)
BB&T Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	2,197,000	2,197,395	(c	)
Becton Dickinson and Co.
2.89%	06/06/22	855,000	867,987	(b	)
3.70%	06/06/27	541,000	572,719	(b	)
3.73%	12/15/24	36,000	38,084	(b	)
4.67%	06/06/47	89,000	105,466	(b	)
4.69%	12/15/44	103,000	119,827	(b	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	411,000	432,450	(b	)
3.80%	07/15/48	363,000	391,775	(b	)
6.13%	04/01/36	370,000	512,095	(b	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	521,000	617,604	(b	)
Berkshire Hathaway Inc.
4.50%	02/11/43	211,000	256,743	(b	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	215,000	277,369	(b	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	600,000	581,088	(b,c,g	)
Boardwalk Pipelines LP
4.80%	05/03/29	813,000	865,089	(b	)
Boston Scientific Corp.
4.00%	03/01/28	649,000	711,317	(b	)
4.70%	03/01/49	335,000	408,070	(b	)

		Principal Amount	Fair Value
BP Capital Markets America Inc.
3.02%	01/16/27	$2,045,000	$2,114,387	(b	)
3.22%	11/28/23	511,000	530,673	(b	)
Brighthouse Financial Inc.
3.70%	06/22/27	81,000	79,790	(b	)
4.70%	06/22/47	55,000	49,112	(b	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	1,227,000	1,286,546	(b,g	)
3.40%	07/26/29	789,000	842,613	(b,g	)
4.13%	06/15/39	645,000	731,952	(b,g	)
4.25%	10/26/49	645,000	748,748	(b,g	)
Brixmor Operating Partnership LP
3.90%	03/15/27	261,000	273,069	(b	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	215,000	214,929	(b	)
3.00%	01/15/22	618,000	624,155	(b	)
3.13%	01/15/25	234,000	232,257	(b	)
3.88%	01/15/27	89,000	89,409	(b	)
Brown-Forman Corp.
4.00%	04/15/38	206,000	234,228	(b	)
Buckeye Partners LP
5.60%	10/15/44	137,000	110,510	(b	)
Bunge Limited Finance Corp.
3.75%	09/25/27	298,000	306,568	(b	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	732,000	855,459	(b	)
4.55%	09/01/44	1,103,000	1,319,971	(b	)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	531,285	(b,g	)
Campbell Soup Co.
3.30%	03/15/21	1,500,000	1,520,970	(b	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	717,000	755,668	(b	)
4.95%	06/01/47	176,000	208,578	(b	)
Cantor Fitzgerald LP
4.88%	05/01/24	1,996,000	2,105,900	(b,g	)
Capital One Financial Corp.
3.75%	07/28/26	1,189,000	1,235,074	(b	)
4.75%	07/15/21	1,654,000	1,726,826	(b	)
Cardinal Health Inc.
2.62%	06/15/22	424,000	426,536	(b	)
3.08%	06/15/24	308,000	311,745	(b	)
Caterpillar Inc.
2.60%	09/19/29	2,046,000	2,073,212	(b	)
3.25%	09/19/49	1,170,000	1,219,093	(b	)
3.80%	08/15/42	264,000	296,498	(b	)
CBS Corp.
2.90%	01/15/27	308,000	305,508	(b	)
3.70%	06/01/28	378,000	394,269	(b	)
Celgene Corp.
3.45%	11/15/27	53,000	56,221	(b	)
4.35%	11/15/47	86,000	100,600	(b	)
4.55%	02/20/48	674,000	811,011	(b	)
5.00%	08/15/45	211,000	263,739	(b	)
Cenovus Energy Inc.
4.25%	04/15/27	333,000	346,710	(b	)
5.25%	06/15/37	414,000	450,970	(b	)
5.40%	06/15/47	126,000	141,761	(b	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,706,000	1,714,428	(b	)
3.60%	11/01/21	801,000	822,002	(b	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	3,214,000	3,241,544	(b	)
4.46%	07/23/22	1,164,000	1,225,285	(b	)
4.91%	07/23/25	246,000	270,010	(b	)
5.05%	03/30/29	1,446,000	1,615,963	(b	)
5.75%	04/01/48	895,000	1,020,237	(b	)
6.38%	10/23/35	118,000	143,519	(b	)
6.48%	10/23/45	253,000	307,782	(b	)
Chevron Corp.
3.19%	06/24/23	468,000	488,157	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Chubb INA Holdings Inc.
4.35%	11/03/45	$572,000	$701,724	(b	)
Cigna Corp.
3.40%	09/17/21	654,000	668,447	(b	)
3.75%	07/15/23	569,000	595,458	(b	)
4.13%	11/15/25	948,000	1,019,451	(b	)
4.38%	10/15/28	378,000	414,175	(b	)
4.80%	08/15/38	331,000	371,948	(b	)
4.90%	12/15/48	361,000	414,341	(b	)
Cigna Holding Co.
3.25%	04/15/25	481,000	494,737	(b	)
3.88%	10/15/47	444,000	437,908	(b	)
Cisco Systems Inc.
5.90%	02/15/39	433,000	617,099	(b	)
Citibank NA
2.85%	02/12/21	1,767,000	1,786,313	(b	)
Citigroup Inc.
2.70%	10/27/22	856,000	867,898	(b	)
4.40%	06/10/25	691,000	744,656	(b	)
4.45%	09/29/27	925,000	1,008,842	(b	)
4.65%	07/30/45 - 07/23/48	1,326,000	1,618,184	(b	)
4.75%	05/18/46	482,000	562,470	(b	)
5.50%	09/13/25	2,140,000	2,428,600	(b	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	261,000	264,445	(b,c	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	355,000	387,124	(b,c	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	384,000	450,981	(b,c	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	2,754,000	2,780,493	(b,c	)
CME Group Inc.
3.75%	06/15/28	443,000	494,822	(b	)
CMS Energy Corp.
4.88%	03/01/44	1,225,000	1,480,780	(b	)
CNA Financial Corp.
3.45%	08/15/27	336,000	348,607	(b	)
3.90%	05/01/29	791,000	848,363	(b	)
CNH Industrial Capital LLC
4.38%	11/06/20	666,000	679,220	(b	)
4.88%	04/01/21	801,000	829,275	(b	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,243,431	(b	)
Comcast Corp.
3.20%	07/15/36	755,000	769,745	(b	)
3.38%	08/15/25	267,000	282,459	(b	)
3.97%	11/01/47	1,896,000	2,087,458	(b	)
4.15%	10/15/28	1,613,000	1,807,899	(b	)
4.25%	10/15/30	674,000	766,378	(b	)
4.60%	08/15/45	394,000	471,047	(b	)
4.70%	10/15/48	403,000	493,332	(b	)
CommonSpirit Health
4.35%	11/01/42	1,029,000	1,082,940	(b	)
Conagra Brands Inc.
3.80%	10/22/21	1,472,000	1,518,515	(b	)
5.30%	11/01/38	379,000	439,162	(b	)
5.40%	11/01/48	332,000	392,836	(b	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.03%	10/22/20	1,127,000	1,127,225	(b,c	)
Concho Resources Inc.
3.75%	10/01/27	174,000	180,833	(b	)
4.30%	08/15/28	586,000	631,450	(b	)
4.88%	10/01/47	293,000	333,985	(b	)
ConocoPhillips Co.
4.30%	11/15/44	762,000	882,541	(b	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	932,000	954,340	(b	)
3.88%	06/15/47	427,000	465,942	(b	)

		Principal Amount	Fair Value
Constellation Brands Inc.
3.15%	08/01/29	$1,703,000	$1,740,636	(b	)
3.70%	12/06/26	665,000	704,521	(b	)
4.50%	05/09/47	612,000	690,838	(b	)
Continental Resources Inc.
4.50%	04/15/23	2,755,000	2,861,150	(b	)
Corning Inc.
4.38%	11/15/57	415,000	428,193	(b	)
Credit Suisse Group AG
4.28%	01/09/28	846,000	908,477	(b,g	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,420,099	(b	)
3.80%	06/09/23	937,000	978,425	(b	)
Crown Castle International Corp.
5.20%	02/15/49	535,000	666,316	(b	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,216,000	1,403,164	(b	)
CubeSmart LP
4.38%	02/15/29	948,000	1,039,909	(b	)
CVS Health Corp.
2.63%	08/15/24	1,285,000	1,290,551	(b	)
3.00%	08/15/26	1,365,000	1,372,753	(b	)
3.25%	08/15/29	685,000	688,254	(b	)
3.35%	03/09/21	598,000	607,694	(b	)
3.70%	03/09/23	2,389,000	2,487,642	(b	)
3.88%	07/20/25	344,000	363,986	(b	)
4.10%	03/25/25	952,000	1,016,869	(b	)
4.30%	03/25/28	306,000	330,706	(b	)
4.78%	03/25/38	849,000	935,292	(b	)
5.00%	12/01/24	793,000	874,354	(b	)
5.05%	03/25/48	712,000	809,793	(b	)
5.13%	07/20/45	193,000	218,964	(b	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	1,015,000	1,061,964	(b,g	)
4.42%	06/15/21	1,164,000	1,200,701	(b,g	)
5.30%	10/01/29	741,000	807,920	(b,g	)
5.45%	06/15/23	549,000	597,537	(b,g	)
6.02%	06/15/26	254,000	285,801	(b,g	)
8.10%	07/15/36	102,000	130,002	(b,g	)
8.35%	07/15/46	240,000	316,846	(b,g	)
Deutsche Bank AG
2.70%	07/13/20	1,107,000	1,105,007	(b	)
3.30%	11/16/22	875,000	869,592	(b	)
3.70%	05/30/24	357,000	356,486	(b	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	761,525	(b,g	)
Devon Energy Corp.
5.00%	06/15/45	274,000	317,434	(b	)
Diamondback Energy Inc.
4.75%	11/01/24	1,675,000	1,716,908	(b	)
Digital Realty Trust LP
3.60%	07/01/29	1,300,000	1,350,921	(b	)
Discover Bank
3.10%	06/04/20	1,598,000	1,605,878	(b	)
Discovery Communications LLC
2.95%	03/20/23	2,074,000	2,107,972	(b	)
3.95%	03/20/28	593,000	617,965	(b	)
4.95%	05/15/42	210,000	220,126	(b	)
5.00%	09/20/37	274,000	293,958	(b	)
Dollar Tree Inc.
4.00%	05/15/25	685,000	725,497	(b	)
4.20%	05/15/28	239,000	256,963	(b	)
Dominion Energy Inc.
2.58%	07/01/20	813,000	814,846	(b	)
3.07%	08/15/24	745,000	763,439	(b,h	)
DPL Inc.
4.35%	04/15/29	933,000	918,902	(b,g	)
DTE Energy Co.
2.85%	10/01/26	392,000	399,189	(b	)
3.85%	12/01/23	428,000	450,616	(b	)
Duke Energy Carolinas LLC
3.95%	03/15/48	484,000	543,842	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Duke Energy Corp.
1.80%	09/01/21	$1,072,000	$1,066,919	(b	)
3.55%	09/15/21	651,000	665,908	(b	)
3.75%	09/01/46	331,000	342,545	(b	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	1,227,000	1,260,117	(b,c	)
Duke Energy Progress LLC
4.15%	12/01/44	461,000	525,655	(b	)
Duke Realty LP
3.25%	06/30/26	473,000	487,020	(b	)
3.38%	12/15/27	370,000	385,766	(b	)
DuPont de Nemours Inc.
5.32%	11/15/38	298,000	364,335	(b	)
5.42%	11/15/48	298,000	377,316	(b	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,278,000	1,302,768	(b,g	)
Eastman Chemical Co.
3.50%	12/01/21	833,000	851,459	(b	)
3.60%	08/15/22	326,000	336,761	(b	)
4.50%	01/15/21 - 12/01/28	2,268,000	2,355,152	(b	)
Eaton Corp.
3.10%	09/15/27	513,000	533,689	(b	)
Ecolab Inc.
3.25%	12/01/27	316,000	336,227	(b	)
3.95%	12/01/47	328,000	375,376	(b	)
Edison International
5.75%	06/15/27	245,000	275,086	(b	)
Eli Lilly & Co.
3.70%	03/01/45	120,000	132,328	(b	)
3.95%	03/15/49	747,000	866,124	(b	)
Emera US Finance LP
4.75%	06/15/46	169,000	195,525	(b	)
Enbridge Energy Partners LP
5.50%	09/15/40	114,000	133,513	(b	)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	1,049,428	(b,g	)
Energy Transfer Operating LP
4.25%	03/15/23	800,000	836,296	(b	)
4.50%	04/15/24	1,447,000	1,543,225	(b	)
4.95%	06/15/28	272,000	299,034	(b	)
5.88%	01/15/24	1,977,000	2,198,464	(b	)
6.13%	12/15/45	219,000	257,303	(b	)
6.50%	02/01/42	636,000	764,065	(b	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	407,000	430,976	(b	)
Entergy Louisiana LLC
3.05%	06/01/31	633,000	655,623	(b	)
4.00%	03/15/33	327,000	372,021	(b	)
Enterprise Products Operating LLC
4.20%	01/31/50	1,386,000	1,488,315	(b	)
4.25%	02/15/48	1,193,000	1,287,665	(b	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	386,000	381,827	(b,c	)
EOG Resources Inc.
4.15%	01/15/26	422,000	466,631	(b	)
5.10%	01/15/36	339,000	412,722	(b	)
EPR Properties
4.95%	04/15/28	479,000	521,109	(b	)
EQM Midstream Partners LP
4.75%	07/15/23	191,000	191,613	(b	)
5.50%	07/15/28	191,000	189,619	(b	)
ERP Operating LP
4.50%	07/01/44	276,000	330,557	(b	)
Exelon Corp.
3.50%	06/01/22	661,000	678,206	(b	)
4.45%	04/15/46	777,000	879,510	(b	)
Express Scripts Holding Co.
3.40%	03/01/27	512,000	529,091	(b	)
FedEx Corp.
3.10%	08/05/29	2,138,000	2,125,022	(b	)
4.10%	02/01/45	989,000	981,454	(b	)

		Principal Amount	Fair Value
Fifth Third Bancorp
3.65%	01/25/24	$1,489,000	$1,569,034	(b	)
FirstEnergy Corp.
3.90%	07/15/27	242,000	258,076	(b	)
FirstEnergy Transmission LLC
4.55%	04/01/49	756,000	885,321	(b,g	)
Fiserv Inc.
3.50%	07/01/29	555,000	583,538	(b	)
4.40%	07/01/49	331,000	371,197	(b	)
Florida Power & Light Co.
4.13%	02/01/42	457,000	530,106	(b	)
Ford Motor Co.
4.35%	12/08/26	536,000	536,311	(b	)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,409,549	(b	)
3.22%	01/09/22	354,000	353,593	(b	)
3.34%	03/18/21 - 03/28/22	1,955,000	1,960,369	(b	)
3.81%	01/09/24	945,000	941,371	(b	)
8.13%	01/15/20	1,928,000	1,956,746	(b	)
General Dynamics Corp.
2.13%	08/15/26	790,000	787,978	(b	)
3.50%	05/15/25	757,000	809,839	(b	)
General Mills Inc.
3.70%	10/17/23	685,000	721,373	(b	)
4.55%	04/17/38	361,000	409,082	(b	)
4.70%	04/17/48	137,000	160,200	(b	)
General Motors Co.
5.20%	04/01/45	120,000	118,386	(b	)
5.40%	04/01/48	298,000	299,708	(b	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	2,813,000	2,863,512	(b	)
3.55%	04/09/21	1,873,000	1,900,889	(b	)
4.20%	11/06/21	3,103,000	3,200,062	(b	)
5.25%	03/01/26	514,000	554,822	(b	)
Georgia-Pacific LLC
3.60%	03/01/25	2,599,000	2,755,694	(b,g	)
Gilead Sciences Inc.
2.95%	03/01/27	138,000	142,350	(b	)
3.50%	02/01/25	363,000	383,662	(b	)
3.65%	03/01/26	364,000	389,851	(b	)
4.15%	03/01/47	643,000	715,003	(b	)
4.80%	04/01/44	270,000	323,214	(b	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	801,000	836,428	(b	)
3.63%	05/15/25	757,000	812,609	(b	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	945,000	1,012,331	(b	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	638,000	667,367	(b,g	)
Glencore Funding LLC
4.88%	03/12/29	770,000	831,200	(b,g	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	405,852	(b	)
Halliburton Co.
3.80%	11/15/25	474,000	502,378	(b	)
5.00%	11/15/45	360,000	402,970	(b	)
HCA Inc.
4.13%	06/15/29	438,000	460,053	(b	)
Hess Corp.
5.60%	02/15/41	176,000	194,920	(b	)
5.80%	04/01/47	111,000	127,374	(b	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	195,000	227,727	(b	)
Highwoods Realty LP
4.13%	03/15/28	490,000	522,374	(b	)
4.20%	04/15/29	1,190,000	1,279,738	(b	)
Honeywell International Inc.
2.70%	08/15/29	1,762,000	1,821,221	(b	)
HSBC Holdings PLC
4.25%	03/14/24	625,000	657,087	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	$2,061,000	$2,145,542	(b,c	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,150,613	(b,c	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	1,047,115	(b,c	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,302,000	1,360,994	(b,c	)
Hyundai Capital America
3.10%	04/05/22	558,000	562,659	(b,g	)
Imperial Brands Finance PLC
3.13%	07/26/24	844,000	845,941	(b,g	)
3.50%	07/26/26	388,000	388,035	(b,g	)
ING Bank N.V.
2.70%	08/17/20	1,197,000	1,201,968	(b,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	1,137,000	1,182,958	(b	)
3.55%	11/01/24	617,000	642,433	(b	)
3.80%	03/21/29	1,137,000	1,210,928	(b	)
Intel Corp.
2.60%	05/19/26	856,000	880,242	(b	)
2.88%	05/11/24	485,000	503,134	(b	)
International Business Machines Corp.
3.45%	02/19/26	1,807,000	1,917,715	(b	)
3.50%	05/15/29	1,702,000	1,827,948	(b	)
4.15%	05/15/39	727,000	830,307	(b	)
4.25%	05/15/49	727,000	838,573	(b	)
International Paper Co.
4.40%	08/15/47	598,000	623,056	(b	)
Interstate Power & Light Co.
3.40%	08/15/25	2,311,000	2,389,112	(b	)
Jabil Inc.
3.95%	01/12/28	643,000	648,729	(b	)
Jefferies Group LLC
5.13%	01/20/23	474,000	509,100	(b	)
John Deere Capital Corp.
2.25%	09/14/26	1,230,000	1,228,327	(b	)
Johnson & Johnson
3.63%	03/03/37	416,000	464,539	(b	)
Johnson Controls International PLC
4.50%	02/15/47	265,000	291,163	(b	)
JPMorgan Chase & Co.
3.30%	04/01/26	1,461,000	1,528,045	(b	)
3.63%	12/01/27	345,000	363,054	(b	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	419,000	441,236	(b,c	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	875,000	959,577	(b,c	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	984,446	(b,c	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	1,492,000	1,612,419	(b,c	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	601,000	656,725	(b,c	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	585,000	657,382	(b,c	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,384,000	1,500,436	(b,c	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.74%	12/29/49	824,000	826,464	(b,c	)

		Principal Amount	Fair Value
Keurig Dr Pepper Inc.
4.06%	05/25/23	$823,000	$870,429	(b	)
4.50%	11/15/45	361,000	389,804	(b	)
4.60%	05/25/28	180,000	201,719	(b	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	1,993,000	2,024,330	(b	)
4.70%	11/01/42	151,000	159,787	(b	)
5.30%	09/15/20	682,000	701,710	(b	)
6.38%	03/01/41	274,000	341,736	(b	)
Kinder Morgan Inc.
4.30%	03/01/28	433,000	469,926	(b	)
5.05%	02/15/46	256,000	284,078	(b	)
5.55%	06/01/45	298,000	350,975	(b	)
Kraft Heinz Foods Co.
2.80%	07/02/20	1,031,000	1,033,103	(b	)
4.38%	06/01/46	887,000	841,399	(b	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	1,968,707	(b	)
L3Harris Technologies Inc.
3.85%	12/15/26	670,000	719,761	(b,g	)
Lam Research Corp.
4.00%	03/15/29	1,123,000	1,239,309	(b	)
Las Vegas Sands Corp.
3.20%	08/08/24	934,000	952,073	(b	)
3.50%	08/18/26	594,000	602,815	(b	)
Lear Corp.
4.25%	05/15/29	967,000	995,372	(b	)
5.25%	05/15/49	426,000	436,803	(b	)
Liberty Property LP
4.38%	02/01/29	727,000	811,536	(b	)
Lincoln National Corp.
3.63%	12/12/26	311,000	327,209	(b	)
4.35%	03/01/48	441,000	479,513	(b	)
Lloyds Banking Group PLC
3.75%	01/11/27	574,000	595,783	(b	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	985,152	(b,c	)
Lockheed Martin Corp.
3.55%	01/15/26	468,000	502,075	(b	)
3.80%	03/01/45	235,000	261,893	(b	)
4.50%	05/15/36	757,000	902,314	(b	)
Lowe’s Companies Inc.
3.65%	04/05/29	1,545,000	1,651,574	(b	)
3.70%	04/15/46	303,000	305,012	(b	)
4.05%	05/03/47	351,000	373,717	(b	)
4.55%	04/05/49	492,000	567,438	(b	)
LYB International Finance BV
4.88%	03/15/44	195,000	212,938	(b	)
LYB International Finance II BV
3.50%	03/02/27	188,000	193,670	(b	)
Marathon Oil Corp.
2.70%	06/01/20	1,558,000	1,563,983	(b	)
3.85%	06/01/25	254,000	264,119	(b	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	536,000	566,311	(b	)
4.90%	03/15/49	1,003,000	1,253,910	(b	)
Masco Corp.
3.50%	11/15/27	242,000	247,036	(b	)
McDonald’s Corp.
3.63%	09/01/49	941,000	956,988	(b	)
3.70%	01/30/26	246,000	263,973	(b	)
3.80%	04/01/28	665,000	728,029	(b	)
4.88%	12/09/45	250,000	302,118	(b	)
McKesson Corp.
3.65%	11/30/20	3,383,000	3,435,538	(b	)
Medtronic Inc.
4.63%	03/15/45	93,000	119,427	(b	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	1,052,782	(b	)
Merck & Company Inc.
2.75%	02/10/25	945,000	978,453	(b	)
3.40%	03/07/29	876,000	949,698	(b	)
4.00%	03/07/49	563,000	670,550	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
MetLife Inc.
4.05%	03/01/45	$164,000	$182,816	(b	)
4.72%	12/15/44	467,000	559,620	(b	)
Micron Technology Inc.
4.19%	02/15/27	1,075,000	1,104,648	(b	)
Microsoft Corp.
2.40%	08/08/26	590,000	601,039	(b	)
3.45%	08/08/36	357,000	393,464	(b	)
3.50%	02/12/35	471,000	520,300	(b	)
3.70%	08/08/46	1,686,000	1,930,335	(b	)
3.95%	08/08/56	606,000	716,916	(b	)
4.10%	02/06/37	183,000	217,417	(b	)
4.50%	02/06/57	215,000	279,377	(b	)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	2,310,000	2,349,894	(b	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,378,133	(b,c	)
Molson Coors Brewing Co.
2.10%	07/15/21	806,000	803,792	(b	)
4.20%	07/15/46	269,000	271,634	(b	)
Morgan Stanley
2.75%	05/19/22	1,804,000	1,830,681	(b	)
3.63%	01/20/27	576,000	609,448	(b	)
3.70%	10/23/24	525,000	555,571	(b	)
3.95%	04/23/27	1,248,000	1,319,448	(b	)
4.10%	05/22/23	1,269,000	1,337,831	(b	)
4.35%	09/08/26	1,634,000	1,769,638
4.38%	01/22/47	612,000	718,525	(b	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	2,626,000	2,656,619	(b,c	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	546,000	597,499	(b,c	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	817,000	917,752	(b,c	)
MPLX LP
3.38%	03/15/23	394,000	405,075	(b	)
4.50%	04/15/38	439,000	455,173	(b	)
5.20%	12/01/47	298,000	325,228	(g	)
5.25%	01/15/25	5,313,000	5,601,549	(g	)
6.25%	10/15/22	1,566,000	1,592,935	(g	)
MPLX LP 1.10% + 3 month USD LIBOR
3.20%	09/09/22	1,575,000	1,581,111	(b,c	)
Mylan Inc.
5.20%	04/15/48	380,000	403,507	(b	)
Mylan N.V.
3.15%	06/15/21	512,000	518,026	(b	)
3.95%	06/15/26	165,000	170,495	(b	)
National Australia Bank Ltd. (3.93% fixed rate until 08/02/29; 1.88% + 5 year CMT Rate thereafter)
3.93%	08/02/34	2,302,000	2,363,371	(b,c,g	)
National Retail Properties Inc.
4.00%	11/15/25	599,000	641,715	(b	)
Newfield Exploration Co.
5.63%	07/01/24	4,089,000	4,511,843	(b	)
Newmont Goldcorp Corp.
2.80%	10/01/29	912,000	902,971	(b	)
4.88%	03/15/42	480,000	564,288	(b	)
Nexen Inc.
6.40%	05/15/37	540,000	765,877	(b	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,135,000	1,177,755	(b	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	756,000	820,668	(b,c	)
Noble Energy Inc.
3.85%	01/15/28	1,509,000	1,565,361	(b	)
3.90%	11/15/24	371,000	388,671	(b	)
4.20%	10/15/49	1,634,000	1,618,640	(d	)
5.05%	11/15/44	160,000	174,078	(b	)

		Principal Amount	Fair Value
Nordstrom Inc.
5.00%	01/15/44	$31,000	$28,853	(b	)
Norfolk Southern Corp.
3.95%	10/01/42	523,000	568,553	(b	)
Northrop Grumman Corp.
2.55%	10/15/22	386,000	391,030	(b	)
3.85%	04/15/45	132,000	144,351	(b	)
4.03%	10/15/47	142,000	160,843	(b	)
Novartis Capital Corp.
3.00%	11/20/25	81,000	85,278	(b	)
Nucor Corp.
3.95%	05/01/28	724,000	790,456	(b	)
Nutrien Ltd.
4.00%	12/15/26	284,000	303,735	(b	)
4.90%	06/01/43	507,000	563,546	(b	)
NXP BV/NXP Funding LLC
4.13%	06/01/21	2,627,000	2,693,726	(b,g	)
Occidental Petroleum Corp.
2.70%	08/15/22	1,015,000	1,024,308	(b	)
2.90%	08/15/24	491,000	494,363	(b	)
3.50%	08/15/29	950,000	963,053	(b	)
4.10%	02/15/47	325,000	317,294	(b	)
4.85%	03/15/21	88,000	90,983	(b	)
6.20%	03/15/40	268,000	325,419	(b	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	650,000	673,660	(b	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	218,000	243,892	(b	)
Oracle Corp.
2.40%	09/15/23	347,000	351,331	(b	)
2.65%	07/15/26	866,000	883,060	(b	)
3.80%	11/15/37	262,000	287,409	(b	)
4.00%	07/15/46 - 11/15/47	1,245,000	1,392,828	(b	)
4.13%	05/15/45	239,000	269,692	(b	)
Oshkosh Corp.
5.38%	03/01/25	592,000	614,934	(b	)
Owens Corning
4.40%	01/30/48	360,000	331,589	(b	)
PacifiCorp
6.25%	10/15/37	1,180,000	1,663,694	(b	)
Packaging Corporation of America
3.40%	12/15/27	237,000	245,937	(b	)
Parker-Hannifin Corp.
3.25%	06/14/29	745,000	776,342	(b	)
PayPal Holdings Inc.
2.65%	10/01/26	1,095,000	1,103,300	(b	)
2.85%	10/01/29	520,000	523,879	(b	)
PepsiCo Inc.
2.63%	07/29/29	1,071,000	1,098,289	(b	)
3.38%	07/29/49	296,000	315,358	(b	)
3.45%	10/06/46	274,000	294,435	(b	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	2,758,000	2,772,535	(b	)
3.90%	12/15/24	1,009,000	1,030,250	(b	)
4.38%	03/15/26	983,000	1,014,466	(b	)
Petroleos Mexicanos
5.35%	02/12/28	434,000	415,833	(b	)
5.63%	01/23/46	544,000	464,505	(b	)
6.35%	02/12/48	471,000	432,665	(b	)
6.38%	01/23/45	735,000	681,169	(b	)
6.49%	01/23/27	490,000	511,148	(b,g	)
6.50%	03/13/27	1,170,000	1,217,163	(b	)
Pfizer Inc.
3.45%	03/15/29	412,000	446,390	(b	)
3.60%	09/15/28	949,000	1,037,494	(b	)
3.90%	03/15/39	467,000	528,270	(b	)
4.13%	12/15/46	321,000	374,264	(b	)
4.40%	05/15/44	190,000	227,696	(b	)
Philip Morris International Inc.
3.38%	08/15/29	1,940,000	2,033,683	(b	)
4.13%	03/04/43	595,000	636,174	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Phillips 66
3.90%	03/15/28	$687,000	$740,559	(b	)
Phillips 66 Partners LP
3.75%	03/01/28	308,000	320,249	(b	)
4.68%	02/15/45	429,000	460,613	(b	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	2,046,000	2,004,957
3.65%	06/01/22	1,171,000	1,200,673	(b	)
4.70%	06/15/44	254,000	247,505	(b	)
PPL Capital Funding Inc.
3.10%	05/15/26	722,000	735,321	(b	)
Precision Castparts Corp.
4.38%	06/15/45	483,000	573,162	(b	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	956,000	1,057,479	(b,c	)
Public Service Company of Colorado
3.70%	06/15/28	888,000	977,484	(b	)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,326,000	1,342,920	(b	)
QUALCOMM Inc.
2.90%	05/20/24	48,000	49,349	(b	)
3.00%	05/20/22	315,000	323,083	(b	)
3.25%	05/20/27	59,000	61,618	(b	)
4.30%	05/20/47	143,000	159,449	(b	)
Realty Income Corp.
3.00%	01/15/27	234,000	240,391	(b	)
Regions Financial Corp.
3.80%	08/14/23	892,000	940,989	(b	)
Reynolds American Inc.
4.45%	06/12/25	41,000	43,698	(b	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	311,000	359,821	(b	)
Rockwell Automation Inc.
4.20%	03/01/49	575,000	686,573	(b	)
Rockwell Collins Inc.
3.50%	03/15/27	646,000	689,760	(b	)
Rogers Communications Inc.
5.00%	03/15/44	219,000	269,298	(b	)
Roper Technologies Inc.
2.95%	09/15/29	1,685,000	1,693,459	(b	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	1,001,708	(b,c	)
RPM International Inc.
3.75%	03/15/27	449,000	466,273	(b	)
Ryder System Inc.
2.50%	09/01/24	1,695,000	1,701,136	(b	)
3.65%	03/18/24	847,000	890,400	(b	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	414,000	438,443	(b	)
5.00%	03/15/27	244,000	269,076	(b	)
Santander Holdings USA Inc.
3.70%	03/28/22	1,778,000	1,825,917	(b	)
4.40%	07/13/27	418,000	448,037	(b	)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	1,045,347	(b,g	)
Saudi Arabian Oil Co.
3.50%	04/16/29	1,243,000	1,300,775	(b,g	)
4.38%	04/16/49	256,000	281,667	(b,g	)
Schlumberger Holdings Corp.
3.90%	05/17/28	1,328,000	1,406,976	(b,g	)
Selective Insurance Group Inc.
5.38%	03/01/49	728,000	854,475	(b	)
Sempra Energy
3.80%	02/01/38	318,000	327,101	(b	)
4.00%	02/01/48	345,000	364,979	(b	)
Shell International Finance BV
2.38%	08/21/22	1,106,000	1,121,760	(b	)
3.75%	09/12/46	242,000	269,341	(b	)
4.13%	05/11/35	338,000	389,744	(b	)

		Principal Amount	Fair Value
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	$771,000	$774,200	(b	)
2.88%	09/23/23	585,000	596,618	(b	)
3.20%	09/23/26	228,000	235,228	(b	)
Simon Property Group LP
3.38%	06/15/27	564,000	595,550	(b	)
Smithfield Foods Inc.
2.70%	01/31/20	594,000	593,388	(b,g	)
Southern California Edison Co.
2.40%	02/01/22	928,000	930,673	(b	)
2.90%	03/01/21	1,374,000	1,387,644	(b	)
4.00%	04/01/47	1,498,000	1,605,706
4.20%	03/01/29	1,137,000	1,266,732	(b	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	128,000	143,956	(b	)
Southern Copper Corp.
5.88%	04/23/45	525,000	639,124	(b	)
Southwestern Electric Power Co.
2.75%	10/01/26	647,000	650,034	(b	)
Spectra Energy Partners LP
3.38%	10/15/26	173,000	179,164	(b	)
4.50%	03/15/45	129,000	140,006	(b	)
Spirit Realty LP
4.00%	07/15/29	949,000	991,572	(b	)
Starbucks Corp.
4.00%	11/15/28	489,000	544,624	(b	)
Steel Dynamics Inc.
4.13%	09/15/25	1,180,000	1,191,965	(b	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	1,465,000	1,485,305	(b	)
Suncor Energy Inc.
4.00%	11/15/47	190,000	203,211	(b	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	536,000	566,766	(b	)
Syngenta Finance N.V.
3.70%	04/24/20	1,865,000	1,872,646	(b,g	)
3.93%	04/23/21	2,625,000	2,672,329	(b,g	)
4.44%	04/24/23	1,063,000	1,110,346	(b,g	)
5.18%	04/24/28	663,000	702,594	(b,g	)
Sysco Corp.
3.25%	07/15/27	488,000	511,595	(b	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	2,490,000	2,572,693	(b,g	)
Tampa Electric Co.
4.35%	05/15/44	981,000	1,140,157	(b	)
Target Corp.
2.50%	04/15/26	513,000	521,229	(b	)
3.38%	04/15/29	1,586,000	1,708,233	(b	)
Teck Resources Ltd.
5.40%	02/01/43	1,544,000	1,573,444	(b	)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	885,357	(b	)
Texas Instruments Inc.
3.88%	03/15/39	642,000	741,870	(b	)
The Allstate Corp.
4.20%	12/15/46	292,000	339,173	(b	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,069,000	1,140,666	(b,c	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,038,000	1,054,733	(b,c	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,036,000	1,031,276	(b,c	)
The Boeing Co.
2.70%	02/01/27	1,552,000	1,581,845	(b	)
2.95%	02/01/30	910,000	937,782	(b	)
3.25%	03/01/28	254,000	267,195	(b	)
3.55%	03/01/38	343,000	362,904	(b	)
3.75%	02/01/50	447,000	483,582	(b	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	2,006,000	2,266,640	(b,g	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The Dow Chemical Co.
4.25%	10/01/34	$551,000	$583,878	(b	)
5.55%	11/30/48	447,000	542,761	(b,g	)
The George Washington University
4.13%	09/15/48	905,000	1,074,416	(b	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	1,654,000	1,719,945	(b	)
3.85%	01/26/27	713,000	755,602	(b	)
4.25%	10/21/25	818,000	876,462	(b	)
5.15%	05/22/45	320,000	379,872	(b	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,118,000	1,130,667	(b,c	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,208,000	1,224,236	(b,c	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	470,000	498,313	(b,c	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	490,000	526,980	(b,c	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	780,000	850,637	(b,c	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	1,760,000	1,758,698	(b	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.28%	02/12/47	1,075,000	914,062	(b,c,g	)
The Home Depot Inc.
3.50%	09/15/56	456,000	485,189	(b	)
3.90%	12/06/28 - 06/15/47	943,000	1,069,097	(b	)
4.50%	12/06/48	372,000	464,237	(b	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,485,000	1,523,966	(b	)
The Kroger Co.
2.95%	11/01/21	1,341,000	1,361,745	(b	)
4.65%	01/15/48	310,000	329,378	(b	)
The Mosaic Co.
5.63%	11/15/43	130,000	143,364	(b	)
The Sherwin-Williams Co.
2.75%	06/01/22	153,000	155,102	(b	)
3.45%	06/01/27	7,000	7,313	(b	)
4.50%	06/01/47	116,000	130,058	(b	)
The Southern Co.
3.25%	07/01/26	297,000	306,112	(b	)
4.40%	07/01/46	117,000	130,070	(b	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,101,000	1,139,777	(b,c	)
The Walt Disney Co.
3.38%	11/15/26	182,000	195,581	(b,g	)
4.00%	10/01/23	1,938,000	2,076,606	(b,g	)
4.75%	11/15/46	121,000	157,987	(b,g	)
6.65%	11/15/37	811,000	1,220,547	(b,g	)
The Williams Companies Inc.
3.75%	06/15/27	199,000	205,541	(b	)
3.90%	01/15/25	327,000	342,997	(b	)
4.85%	03/01/48	414,000	443,998	(b	)
4.90%	01/15/45	199,000	211,776	(b	)
5.40%	03/04/44	138,000	154,252	(b	)
Time Warner Cable LLC
4.50%	09/15/42	120,000	117,656	(b	)
6.55%	05/01/37	368,000	440,106	(b	)
Total Capital International S.A.
3.46%	02/19/29	1,603,000	1,733,725	(b	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,152,000	1,273,225	(b	)
4.88%	01/15/26	205,000	229,949	(b	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	541,000	574,769	(b	)

		Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%	06/01/44	$266,000	$319,993	(b	)
Tyco Electronics Group S.A.
3.13%	08/15/27	550,000	564,107	(b	)
Tyson Foods Inc.
4.00%	03/01/26	1,603,000	1,735,456	(b	)
4.55%	06/02/47	152,000	170,532	(b	)
U.S. Bancorp
3.15%	04/27/27	819,000	867,427	(b	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	1,379,000	1,412,703	(b,c	)
UBS Group AG (3.13% fixed rate until 08/13/2029; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	2,291,000	2,313,658	(b,c,g	)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	1,390,000	1,404,929	(b,c,g	)
UDR Inc.
3.00%	08/15/31	655,000	656,716	(b	)
Union Pacific Corp.
3.50%	06/08/23	890,000	931,180	(b	)
3.60%	09/15/37	174,000	183,610	(b	)
3.70%	03/01/29	1,603,000	1,745,988	(b	)
4.10%	09/15/67	310,000	327,757	(b	)
4.30%	03/01/49	448,000	520,661	(b	)
United Technologies Corp.
3.13%	05/04/27	1,252,000	1,314,663	(b	)
3.65%	08/16/23	949,000	1,004,118	(b	)
3.95%	08/16/25	378,000	413,899	(b	)
4.13%	11/16/28	154,000	174,211	(b	)
4.15%	05/15/45	507,000	582,893	(b	)
4.45%	11/16/38	400,000	477,364	(b	)
4.50%	06/01/42	353,000	422,594	(b	)
UnitedHealth Group Inc.
4.45%	12/15/48	1,691,000	2,003,953	(b	)
4.75%	07/15/45	760,000	924,297	(b	)
Unum Group
4.50%	12/15/49	765,000	741,208	(b	)
Vale Overseas Ltd.
4.38%	01/11/22	554,000	572,132	(b	)
6.25%	08/10/26	765,000	884,202	(b	)
Vale S.A.
5.63%	09/11/42	235,000	264,373	(b	)
Valero Energy Corp.
4.00%	04/01/29	1,894,000	2,014,932	(b	)
Valero Energy Partners LP
4.38%	12/15/26	987,000	1,074,172	(b	)
Ventas Realty LP
3.25%	10/15/26	611,000	625,664	(b	)
Verizon Communications Inc.
3.38%	02/15/25	564,000	595,037	(b	)
3.88%	02/08/29	303,000	332,730	(b	)
4.33%	09/21/28	678,000	768,255	(b	)
4.40%	11/01/34	1,305,000	1,489,723	(b	)
4.52%	09/15/48	507,000	596,592	(b	)
4.67%	03/15/55	422,000	505,775	(b	)
4.86%	08/21/46	1,705,000	2,080,339	(b	)
5.01%	04/15/49	284,000	356,056	(b	)
5.25%	03/16/37	410,000	509,556	(b	)
Viacom Inc.
3.45%	10/04/26	387,000	395,115	(b	)
4.38%	03/15/43	469,000	484,149	(b	)
5.25%	04/01/44	137,000	156,247	(b	)
Virginia Electric & Power Co.
4.00%	11/15/46	830,000	926,512	(b	)
Visa Inc.
3.15%	12/14/25	285,000	303,799	(b	)
4.30%	12/14/45	358,000	443,290	(b	)
Vistra Operations Company LLC
3.55%	07/15/24	2,085,000	2,113,210	(b,g	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Vodafone Group PLC
4.38%	05/30/28	$574,000	$634,230	(b	)
5.25%	05/30/48	302,000	349,529	(b	)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	2,118,000	2,189,165	(b,g	)
Vornado Realty LP
3.50%	01/15/25	373,000	384,294	(b	)
Vulcan Materials Co.
3.90%	04/01/27	250,000	261,965	(b	)
Walgreen Co.
4.40%	09/15/42	337,000	337,401	(b	)
Walmart Inc.
3.63%	12/15/47	381,000	426,358	(b	)
3.70%	06/26/28	793,000	879,604	(b	)
3.95%	06/28/38	370,000	432,574	(b	)
4.05%	06/29/48	502,000	603,093	(b	)
WEC Energy Group Inc.
3.55%	06/15/25	559,000	594,675	(b	)
Wells Fargo & Co.
3.90%	05/01/45	40,000	45,024	(b	)
4.15%	01/24/29	1,510,000	1,674,937	(b	)
4.75%	12/07/46	1,699,000	2,002,000	(b	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	1,542,000	1,592,701	(b,c	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	782,000	861,224	(b,c	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	650,000	692,640	(b,c	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.89%	03/29/49	916,000	926,479	(b,c	)
Western Midstream Operating LP
4.00%	07/01/22	1,549,000	1,567,356	(b	)
5.38%	06/01/21	1,520,000	1,566,740	(b	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + USD 5 year Mid-Market Swap Rate thereafter)
4.11%	07/24/34	910,000	949,712	(b,c	)
Willis North America Inc.
3.60%	05/15/24	599,000	623,841	(b	)
WPP Finance 2010
3.75%	09/19/24	358,000	371,697	(b	)
WRKCo Inc.
3.00%	09/15/24	507,000	516,638	(b	)
Xilinx Inc.
2.95%	06/01/24	388,000	398,581	(b	)
Zoetis Inc.
3.00%	09/12/27	242,000	248,270	(b	)
3.90%	08/20/28	569,000	625,746	(b	)
			613,987,671
Non-Agency Collateralized Mortgage Obligations – 3.0%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	2,522,000	2,766,567	(b,c	)
BANK 2018-BNK11
4.50%	03/15/61	1,248,000	1,392,382	(b,c	)
BANK 2019-BNK17
4.67%	04/15/52	1,053,000	1,158,939	(b,c	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.78%	11/15/35	3,854,148	3,854,180	(b,c,g	)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	7,323,000	7,555,550	(b	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,618,205	(b	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	2,942,926	3,213,183	(b,c	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,503,742	(b,c	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,484,027	(b,c,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,101,694	(b,c	)

		Principal Amount	Fair Value
GS Mortgage Securities Trust 2012-GCJ9
2.11%	11/10/45	$5,583,362	$281,358	(b,c,e	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	3,009,252	(b	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,520,096	(b	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,878,173	(b,c	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.74%	10/25/34	439,194	434,149	(b,c	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.66%	12/15/47	5,675,300	219,800	(b,c,e	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	1,010,000	1,068,812	(b,c	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	2,174,000	2,323,944	(b,c	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.31%	12/15/39	498,060	19	(b,c,e,g	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,499	246	(b,e	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.04%	03/15/48	29,752,794	1,122,479	(b,c,e	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	2,300,000	2,320,960	(b,c	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	2,139,574	(b,c	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36%	02/15/48	23,892,597	1,203,011	(b,c,e	)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	1,505,000	1,620,261	(b	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,008,442	(b	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,663,767	(b,c	)
			62,462,812
Sovereign Bonds – 0.9%
Government of Chile
3.63%	10/30/42	150,000	166,170	(b	)
3.86%	06/21/47	860,000	990,600	(b	)
Government of Colombia
2.63%	03/15/23	711,000	714,114	(b	)
3.88%	04/25/27	1,185,000	1,257,546	(b	)
5.00%	06/15/45	1,271,000	1,487,426	(b	)
Government of Indonesia
3.50%	01/11/28	578,000	597,964	(b	)
4.35%	01/11/48	232,000	255,311	(b	)
Government of Mexico
3.60%	01/30/25	1,402,000	1,458,347	(b	)
4.00%	10/02/23	620,000	654,509	(b	)
4.60%	02/10/48	972,000	1,041,333	(b	)
4.75%	03/08/44	2,068,000	2,241,236	(b	)
Government of Panama
3.16%	01/23/30	1,217,000	1,256,796	(b	)
3.87%	07/23/60	826,000	893,930	(b	)
4.50%	05/15/47	530,000	630,541	(b	)
Government of Peru
5.63%	11/18/50	884,000	1,296,156	(b	)
Government of Philippines
3.95%	01/20/40	835,000	986,085	(b	)
Government of Qatar
3.38%	03/14/24	1,045,000	1,093,718	(b,g	)
4.82%	03/14/49	275,000	340,882	(b,g	)
Government of Uruguay
5.10%	06/18/50	884,133	1,052,737	(b	)
			18,415,401
Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,488,488	(b	)
Commonwealth of Massachusetts
2.90%	09/01/49	655,000	638,298	(b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	$880,000	$882,279	(b	)
Port Authority of New York & New Jersey
4.46%	10/01/62	1,870,000	2,377,574	(b	)
State of California
4.60%	04/01/38	1,840,000	2,050,202	(b	)
State of Illinois
5.10%	06/01/33	745,000	806,939	(b	)
The University of Texas System
3.35%	08/15/47	1,025,000	1,113,704	(b	)
			9,357,484
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,140,372	28,395	(b,i,j	)
Total Bonds and Notes (Cost $2,466,377,762)			2,540,285,443

	Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)	55,034	$1,453,998	(b,c	)
Total Investments (Cost $2,467,753,612)		2,541,739,441
Liabilities in Excess of Other Assets, net – (23.0)%		(474,625,959)

NET ASSETS – 100.0%		$2,067,113,482

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$25,049	1.00%/ Quarterly	06/20/24	$(527,778)	$(436,214)	$(91,564)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$70,115	5.00%/ Quarterly	06/20/24	$4,947,203	$4,207,473	$739,730
							$648,166

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$95,585	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(2,869,369)	$—	$(2,869,369)
CME Group, Inc.	95,608	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(2,879,085)	—	(2,879,085)
								$(5,748,454)

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2019	9	$1,727,942	$1,727,156	$(786)
2 Yr. U.S. Treasury Notes Futures	December 2019	1,402	302,999,878	302,131,000	(868,878)
5 Yr. U.S. Treasury Notes Futures	December 2019	492	58,990,971	58,621,032	(369,939)
10 Yr. U.S. Treasury Notes Futures	December 2019	463	60,872,494	60,334,687	(537,807)
					$(1,777,410)

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2019	45	$(7,393,976)	$(7,304,062)	$89,914
10 Yr. U.S. Treasury Ultra Futures	December 2019	510	(73,321,241)	(72,627,188)	694,053
					$783,967
					$(993,443)

GE RSP Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Coupon amount represents effective yield.

(b)   At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.

(c)   Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)   Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(e)   Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)   Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)   Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $93,645,268 or 4.53% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)   Step coupon bond.

(i) Security is in default.

(j) Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees. Security value is determined based on level 3 inputs.

†   Percentages are based on net assets as of September 30, 2019.

*   Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$962,637,443	$—	$962,637,443
Agency Mortgage Backed	—	784,051,259	—	784,051,259
Agency Collateralized Mortgage Obligations	—	21,243,654	—	21,243,654
Asset Backed	—	68,101,324	—	68,101,324
Corporate Notes	—	613,987,671	—	613,987,671
Non-Agency Collateralized Mortgage Obligations	—	62,462,812	—	62,462,812
Sovereign Bonds	—	18,415,401	—	18,415,401
Municipal Bonds and Notes	—	9,357,484	—	9,357,484
FNMA (TBA)	—	—	28,395	28,395
Preferred Stock	1,453,998	—	—	1,453,998

Total Investments in Securities	$1,453,998	$2,540,257,048	$28,395	$2,541,739,441

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$739,730	$—	$739,730
Credit Default Swap Contracts - Unrealized Depreciation	—	(91,564)	—	(91,564)
Interest Rate Swap Contracts - Unrealized Depreciation	—	(5,748,454)	—	(5,748,454)
Long Futures Contracts - Unrealized Depreciation	(1,777,410)	—	—	(1,777,410)
Short Futures Contracts - Unrealized Appreciation	783,967	—	—	783,967

Total Other Financial Instruments	$(993,443)	$(5,100,288)	$—	$(6,093,731)

GE RSP Income Fund

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

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Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

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Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

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Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

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Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

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Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2019 the Fund entered into futures contracts in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended September 30, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2019, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Income Taxes

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,475,394,372	$76,394,215	$16,142,877	$60,251,338